                               OCC CASH RESERVES

                                 ANNUAL REPORT
                               NOVEMBER 30, 2002



                                           MANAGED BY

                                           [LOGO]

OCC CASH RESERVES
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2002

PRIMARY PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                                                           VALUE
  ---------                                                                       ----------
            COMMERCIAL PAPER--32.2%
    $2,310  Bank One Corp.,
                 1.00%, 12/2/02                                                   $2,309,936
       460  Canadian Imperial Bank of Commerce,
                 1.25%, 12/3/02                                                      459,968
       400  UBS Finance, Inc.,
                 1.33%, 12/2/02                                                      399,985
                                                                                  ----------
            Total Commercial Paper (amortized cost--$3,169,889)                    3,169,889
                                                                                  ----------
            U.S. GOVERNMENT AGENCY--83.2%
     8,200  Federal Home Loan Bank,
                 1.19%, 12/2/02
            (amortized cost--$8,199,729)                                           8,199,729
                                                                                  ----------
            Total Investments
            (amortized cost--$11,369,618+)                               115.4%   11,369,618
            Liabilities in excess of other assets                        (15.4)   (1,516,581)
                                                                        -------   ----------
            Net Assets                                                   100.0%   $9,853,037
                                                                        =======   ==========
               ---------------------------------------------------------

GOVERNMENT PORTFOLIO

            U.S. GOVERNMENT AGENCIES--105.8 %
            Federal Farm Credit Bank--44.6%
      $291       1.25%, 12/3/02                                                     $290,980
                                                                                  ----------
            Federal Home Loan Bank--30.6%
       200       1.19%, 12/2/02                                                      199,993
                                                                                  ----------
            Freddie Mac--30.6%
       200       1.30%, 12/2/02                                                      199,986
                                                                                  ----------
            Total U.S. Government Agencies (amortized cost-$690,959)                 690,959
                                                                                  ----------
            Total Investments
            (amortized cost--$690,959+)                                  105.8%      690,959
            Liabilities in excess of other assets                         (5.8)      (38,173)
                                                                        -------   ----------
            Net Assets                                                   100.0%     $652,786
                                                                        =======   ==========

               ---------------------------------------------------------

NEW YORK MUNICIPAL PORTFOLIO

  PRINCIPAL
   AMOUNT
    (000)                                                                           VALUE
  ---------                                                                       ----------
               NEW YORK MUNICIPAL BONDS & NOTES*--27.9%
         $100  Great Neck North WSR, Ser. A, (FGIC),
                    1.20%, 12/4/02                                                  $100,000
          200  LIPA ESR, Ser. 2,
                  (LC: Bayerische LandesBank),
                    1.30%, 12/2/02                                                   200,000
          200  New York City GO, Ser. H, (MBIA),
                    1.40%, 12/2/02                                                   200,000
          200  New York City IDA, CFR,
               National Audubon Society, (LC; Dexia Credit),
                    1.25%, 12/2/02                                                   200,000
          200  New York City Municipal Water & Sewer Syst.
                  Rev., Ser. A, (LC; FGIC),
                    1.25%, 12/2/02                                                   200,000
               New York City Transitional FAR,
          400      1.25%, 12/2/02 (LC; Bayerische Landesbank)                        400,000
          200      1.25%, 12/2/02, Ser. 1, (LC; Landnesbank Hessen)                  200,000
          200  New York City Trust CRR, Soloman R. Guggenheim,
                 (LC; Westdeutsche Landesbank),
                   1.25%, 12/2/02                                                    200,000
          200  State Energy Res. & Dev. Elec. & Gas Co., (LC; Bank One),
                   1.07%, 12/2/02                                                    200,000
          200  State Job Dev. Auth.,
                   Ser. B1-B21, 1.12%, 12/2/02                                       200,000
          400  State TA, (FGIC),
                   1.25%, 12/2/02                                                    400,000
                                                                                  ----------
               Total New York Municipal Bonds & Notes
               (amortized cost--$2,500,000)                                        2,500,000
                                                                                  ----------
               U.S. GOVERNMENT AGENCY--66.8%
        6,000  Federal Home Loan Bank,
                   1.12%, 12/3/02
               (amortized cost--$5,999,627)                                        5,999,627
                                                                                  ----------
               Total Investments
               (amortized cost--$8,499,627+)                              94.7%    8,499,627
               Other assets less liabilities                               5.3       479,472
                                                                        -------   ----------
               Net Assets                                                100.0%   $8,979,099
                                                                        =======   ==========

               ---------------------------------------------------------

+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
* Variable Rate Demand Notes. The interest rates on these instruments change on a specified date (such as a coupon date or interest payment date) and/or vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on November 30, 2002.

Glosssary:
CFR           Civic Facility Revenue
CRR           Cultural Resources Revenue
ESR           Electric System Revenue
FAR           Finance Authority Revenue
FGIC          insured by Financial Guaranty Insurance Corp.
GO            General Obligation
IDA           Industrial Development Authority
LC            Letter of Credit
LIPA          Long Island Power Authority
MBIA          insured by Municipal Bond Investors Assurance
TA            Transit Authority
WSR           Water and Sewer Revenue


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OCC CASH RESERVES
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2002

                                                                             GENERAL       CALIFORNIA     NEW YORK
                                               PRIMARY      GOVERNMENT      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                              PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                            -------------  -------------  -------------  -------------  -------------
ASSETS:
Investments, at value (amortized cost -
   $11,369,618, $690,959, $0, $0, and
   $8,499,627, respectively)                 $11,369,618       $690,959        $    --       $    --     $8,499,627
Cash                                             131,371         16,819         98,136            --        464,659
Receivable for shares sold                           550             --             --            --             --
Receivable from Investment Adviser                    --             --         28,279            --             --
Interest receivable                                   --             --             --            88          2,776
Receivable for investments called                     --             --             --        75,000         65,000
                                            -------------  -------------  -------------  ------------   ------------
     Total Assets                             11,501,539        707,778        126,415        75,088      9,032,062
                                            -------------  -------------  -------------  ------------   ------------
LIABILITIES:
Due to custodian                                      --             --             --         5,938             --
Investment advisory fee payable                  581,379          3,716             --         1,664         10,764
Distribution fee payable                         380,313         13,424         16,901         7,299          9,861
Payable for shares redeemed                           --             --          3,167            --          1,000
Accrued expenses and other payables              686,810         37,852         41,479        24,364         31,338
                                            -------------  -------------  -------------  ------------   ------------
     Total Liabilities                         1,648,502         54,992         61,547        39,265         52,963
                                            -------------  -------------  -------------  ------------   ------------
     Net Assets                               $9,853,037       $652,786        $64,868       $35,823     $8,979,099
                                            =============  =============  =============  ============   ============
COMPOSITION OF NET ASSETS:
Par value ($0.0001 per share,
10 billion shares
authorized for each Portfolio)                      $985            $65            $6             $4           $898
Paid-in-capital in excess of par               9,852,470        652,721        64,862         35,819      8,978,201
Overdistributed net investment income              (418)             --            --             --             --
                                            -------------  -------------  -------------  ------------  -------------
Net Assets                                    $9,853,037       $652,786        $64,868       $35,823     $8,979,099
                                            =============  =============  =============  ============  =============
Shares outstanding                             9,853,456        652,786         64,868        35,823      8,979,099
                                            -------------  -------------  -------------  ------------  -------------
NET ASSET VALUE PER SHARE                          $1.00          $1.00          $1.00         $1.00          $1.00
                                            =============  =============  =============  ============  =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OCC CASH RESERVES
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 2002

                                                                     GENERAL     CALIFORNIA    NEW YORK
                                         PRIMARY      GOVERNMENT    MUNICIPAL    MUNICIPAL    MUNICIPAL
                                        PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                       ------------  ------------  -----------  -----------  -----------
INVESTMENT INCOME:
Interest                               $56,205,656    $1,782,406   $1,618,613     $823,813     $774,760
                                       ------------  ------------  -----------  -----------  -----------
EXPENSES:
Investment advisory fees                11,358,576       466,544      571,677      308,250      294,852
Distribution fees                        6,973,384       233,272      289,741      154,125      147,426
Transfer agent fees                      1,517,423        53,904       63,129       32,342       68,684
Administrative services fees             1,394,677        46,646       57,948       30,825       29,385
Shareholder servicing fees                 602,610        28,006       25,513       12,402       17,628
Directors' fees and expenses               227,384         6,453        7,745        4,662        4,276
Reports to shareholders                    209,952         6,368       10,637        5,452        5,530
Custodian fees                             126,450        28,148       29,411       15,979       16,991
Insurance expense                           92,970         5,669        6,579        1,843        3,916
Audit and tax service fees                  25,000         6,250        6,250        6,250        6,250
Registration fees                           16,967        14,595       16,047        4,447        5,608
Legal fees                                  15,300         1,020        1,470        2,285        1,000
Miscellaneous                               77,106         4,322        2,227        4,697        2,189
                                       ------------  ------------  -----------  -----------  -----------
Total expenses                          22,637,799       901,197    1,088,374      583,559      603,735
Less: investment advisory fees waived       (5,553)         (168)    (218,348)    (121,869)    (224,559)
         expense offset                     (1,660)       (1,047)      (1,922)      (2,343)      (7,431)
                                       ------------  ------------  -----------  -----------  -----------
Net expenses                            22,630,586       899,982      868,104      459,347      371,745
                                       ------------  ------------  -----------  -----------  -----------
Net investment income                   33,575,070       882,424      750,509      364,466      403,015
Net realized gain on investments           438,544        12,697       72,556       35,856       73,758
                                       ------------  ------------  -----------  -----------  -----------
Net increase in net assets
   resulting from operations           $34,013,614    $  895,121   $  823,065     $400,322     $476,773
                                       ============  ============  ===========  ===========  ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OCC CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS

                                               PRIMARY PORTFOLIO                   GOVERNMENT PORTFOLIO
                                     -------------------------------------  ------------------------------------
                                         YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                     NOVEMBER 30, 2002   NOVEMBER 30, 2001  NOVEMBER 30, 2002  NOVEMBER 30, 2001
                                     -----------------   -----------------  -----------------  -----------------
INVESTMENT OPERATIONS:
Net investment income                     $33,575,070        $108,801,409           $882,424         $3,265,360
Net realized gain on investments              438,544              18,996             12,697              1,401
                                      ----------------   -----------------  -----------------  -----------------
Net increase in net assets resulting
   from investment operations              34,013,614         108,820,405            895,121          3,266,761
                                      ----------------   -----------------  -----------------  -----------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income                     (33,575,070)       (108,801,409)          (882,424)        (3,265,360)
Net realized gains                           (455,651)                 --            (14,098)              (143)
                                      ----------------   -----------------  -----------------  -----------------
Total dividends and distributions
   to shareholders                        (34,030,721)       (108,801,409)          (896,522)        (3,265,503)
                                      ----------------   -----------------  -----------------  -----------------
CAPITAL SHARE TRANSACTIONS
(AT $1.00 PER SHARE):
Net proceeds from the
   sale of shares                      15,312,310,535      16,629,069,610        618,952,599        566,016,308
Reinvestment of dividends
   and distributions                       36,457,869         112,099,638            951,858          3,353,239
Cost of shares redeemed               (18,378,464,554)    (16,314,513,604)      (726,623,481)      (534,825,343)
Capital contribution                           39,170                  --             22,193                 --
                                      ----------------   -----------------  -----------------  -----------------
Net increase (decrease) in
   net assets from capital
   share transactions                   (3,029,656,980)       426,655,643       (106,696,831)        34,544,204
                                      ----------------   ----------------   ----------------   ----------------
Total increase (decrease) in
   net assets                           (3,029,674,087)       426,674,639       (106,698,232)        34,545,462
NET ASSETS:
Beginning of year                        3,039,527,124      2,612,852,485        107,351,018         72,805,556
                                      ----------------   ----------------   ----------------   ----------------
End of year                                 $9,853,037     $3,039,527,124           $652,786       $107,351,018
                                      ================   ================   ================   ================

                                           GENERAL MUNICIPAL PORTFOLIO
                                      -------------------------------------
                                          YEAR ENDED          YEAR ENDED
                                      NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                      -----------------   -----------------
INVESTMENT OPERATIONS:
Net investment income                         $750,509          $2,476,832
Net realized gain on investments                72,556                  --
                                      -----------------   -----------------

Net increase in net assets resulting
   from investment operations                  823,065          2,476,832
                                      -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:

Net investment income                         (750,509)        (2,476,832)
Net realized gains                             (36,497)                --
                                      -----------------   -----------------

Total dividends and distributions
   to shareholders                            (787,006)        (2,476,832)
                                      -----------------   -----------------

CAPITAL SHARE TRANSACTIONS

(AT $1.00 PER SHARE):
Net proceeds from the
   sale of shares                          658,743,117        744,835,162
Reinvestment of dividends
   and distributions                           823,140          2,580,278
Cost of shares redeemed                   (768,918,165)      (761,142,400)
Capital contribution                            51,431                 --
                                      -----------------   ----------------

Net increase (decrease) in
   net assets from capital
   share transactions                     (109,300,477)      (13,726,960)
                                      -----------------   ----------------

Total increase (decrease) in
   net assets                             (109,264,418)       (13,726,960)
NET ASSETS:

Beginning of year                          109,329,286        123,056,246
                                      -----------------   ----------------

End of year                                    $64,868       $109,329,286
                                      =================   ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OCC CASH RESERVES
STATEMENTS OF CHANGES IN NET ASSETS

                                               CALIFORNIA MUNICIPAL                    NEW YORK MUNICIPAL
                                                    PORTFOLIO                               PORTFOLIO
                                      -------------------------------------   -------------------------------------
                                          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                      NOVEMBER 30, 2002   NOVEMBER 30, 2001   NOVEMBER 30, 2002   NOVEMBER 30, 2001
                                      -----------------   -----------------   -----------------   -----------------
INVESTMENT OPERATIONS:
Net investment income                         $364,466          $1,172,740            $403,015          $1,011,677
Net realized gain on investments                35,856              20,000              73,758               9,375
                                      -----------------   -----------------   -----------------   -----------------
Net increase in net assets resulting
   from investment operations                  400,322           1,192,740             476,773           1,021,052
                                      -----------------   -----------------   -----------------   -----------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:

Net investment income                         (364,466)         (1,172,740)           (403,015)         (1,011,677)
Net realized gains                             (30,995)                 --             (61,736)                 --
                                      -----------------   -----------------   -----------------   -----------------

Total dividends and distributions
   to shareholders                            (395,461)         (1,172,740)           (464,751)         (1,011,677)
                                      -----------------   -----------------   -----------------   -----------------

CAPITAL SHARE TRANSACTIONS

(AT $1.00 PER SHARE):
Net proceeds from the
   sale of shares                          324,250,214         389,262,084         323,266,514         250,380,912
Reinvestment of dividends
   and distributions                           415,259           1,237,730             462,549           1,032,943
Cost of shares redeemed                   (389,988,598)       (400,329,302)       (383,401,011)       (241,402,536)
Capital contribution                             6,581                  --               3,198                  --
                                      -----------------   -----------------   -----------------   -----------------

Net increase (decrease) in
   net assets from capital
   share transactions                      (65,316,544)         (9,829,488)        (59,668,750)         10,011,319
                                      -----------------   -----------------   -----------------   -----------------

Total increase (decrease) in
   net assets                              (65,311,683)         (9,809,488)        (59,656,728)         10,020,694
NET ASSETS:

Beginning of year                           65,347,506          75,156,994          68,635,827          58,615,133
                                      -----------------   -----------------   -----------------   -----------------

End of year                                    $35,823         $65,347,506          $8,979,099         $68,635,827
                                      =================   =================   =================   =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

OCC CASH RESERVES
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2002

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York") (collectively the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors LLC (the "Investment Adviser") and OCC Distributors LLC ( the "Distributor"), both subsidiaries of Oppenheimer Capital LLC, an indirect majority-owned subsidiary of Allianz AG, serve as each Portfolio's investment adviser and distributor, respectively.

At a meeting on October 8, 2002, the Board of Directors approved the liquidation and dissolution of each Portfolio, subject to approval by shareholders of respective Portfolio, pursuant to the terms of a Plan of Liquidation and Dissolution (the "Plan")(See Note 5).

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund:

(a)  VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Portfolios' amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

(b)  FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its taxable ordinary income and long-term capital gains, if any during each calendar year, the Funds intends not to be subject to U.S. federal excise tax.

The tax character of dividends paid during the year ended November 30, 2002 were:

                                 ORDINARY                       TAX
PORTFOLIO                          INCOME                    EXEMPT
---------                          ------                    ------
Primary                       $34,030,721                         -
Government                        896,522                         -
General                            36,497                  $750,509
California                         30,995                   364,466
New York                           61,736                   403,015

During the fiscal year ended November 30, 2002, General, California and
New York utilized $36,059, $4,861 and $12,022 respectively, of capital loss carryforwards from prior years.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

(c) SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

(d)  DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

(e)  EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or another reasonable basis.

(f)  EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

(g)  DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Retirement Plan") . The Retirement Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the Board) to become eligible to receive benefits. At November 30, 2002, the payable for Primary, Government, General, California and New York was $303,287, $11,197, $14,340, $8,394, and $7,857, respectively, in connection with the Retirement Plan. For the year ended November 30, 2002, Primary, Government, General, California and New York accrued $84,500, $2,766, $3,087, $2,207 and $2,264, respectively, with respect to the Retirement Plan.

The terms of the Retirement Plan provide that the Retirement Plan of the Fund which adopts a plan of liquidation shall be terminated upon the adoption of the liquidation plan and such termination shall be effective upon the effectiveness of the liquidation contemplated by the liquidation plan without any further liability or obligation of the Fund, other than for any benefits theretofore accrued by the Fund (whether or not then due and payable) with respect to an independent director. Accordingly, upon approval of the Plan by shareholders of the Fund on December 20, 2002 (see Note 5), each Portfolio paid the following amounts due to those independent directors vested in the Retirement Plan representing the amounts accrued by the respective Portfolio as of that date with respect to retirement benefits for the independent directors under the Retirement Plan:

PORTFOLIO                 AMOUNT
---------                 ------
Primary                  $303,287
Government                 11,197
General                    14,340
California                  8,394
New York                    7,857

2.   INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

For the year ended November 30, 2002, the Investment Adviser voluntarily waived a portion of its investment advisory fee in order to enhance the yields of the Portfolios. The waivers were in the amounts of:

PORTFOLIO                 AMOUNT
---------                 ------
Primary                    $5,553
Government                    168
General                   218,348
California                121,869
New York                  224,559*

* Includes contractual waiver of $6,598 to limit the Portfolio's total operating expenses to 1.00% of Portfolio's average daily net assets.

(b) Under the Distribution Assistance and Administrative Services Plan, each Portfolio pays the Distributor a monthly fee at an annual rate of 0.25% of its average daily net assets and the Distributor uses such amounts in its entirety for payments to broker-dealers, banks and other financial intermediaries for distribution assistance provided to the Portfolios.

3.  FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less that are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At November 30, 2002, major industry concentrations were: Banking--27.6% and U.S. Government Agency--72.3%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the 1940 Act, as amended, single state funds are required to be diversified with respect to 75% of their total assets. The Fund is subject to the risk of the credit quality of the issuers of the debt securities held by the Fund. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

From time to time, the Fund may have a concentration of shareholders holding a significant percentage of shares outstanding of the respective Portfolios. Investment activities of these shareholders could have a material impact on the Portfolios.

4.   CAPITAL CONTRIBUTION FROM AND SHARES HELD BY INVESTMENT ADVISER

On November 22, 2002 the Portfolios recorded the following capital contributions from the Investment Adviser, which were voluntarily made by the Investment Adviser, in order to maintain the Funds' net asset value at $1.00 per share:

4.   CAPITAL CONTRIBUTION FROM INVESTMENT ADVISER (CONCLUDED)

PORTFOLIO                 AMOUNT
---------                 ------
Primary                  $39,170
Government                22,193
General                   51,431
California                 6,581
New York                   3,198

At November 30, 2002, the Investment Adviser and its affiliates owned shares of the Portfolios as follows:

PORTFOLIO                 SHARES
---------                 ------

Primary                5,000,000
Government               350,000
General                   50,000
California                20,000
New York               4,800,000

5. LIQUIDATION OF THE PORTFOLIOS

At a meeting of the stockholders of each of the Portfolios held on December 20, 2002, the stockholders of each Portfolio approved the Plan providing for the liquidation and dissolution of the respective Portfolio. The Plan for each Portfolio, which was effective on the date ("Effective Date") of its approval by the shareholders of the respective Portfolio, provided that each such Portfolio will, as soon as reasonable and practicable after the Effective Date, complete the sale of the portfolio securities it holds in order to convert its assets to cash and will not engage in any business activity except for the purpose of winding up its business and affairs, preserving the value of its assets and distributing assets to the shareholders of the Portfolio after payment to the creditors of the Portfolio. Accordingly, each Portfolio realized its remaining assets and satisfied its remaining liabilities and made a final liquidating distribution on December 23, 2002 to its respective remaining shareholders as of that date. The final liquidating distributions were as follows:

PORTFOLIO                 AMOUNT
---------                 ------
Primary                  $298,747
Government                 25,009
General                         8
California                 15,828
New York                2,104,361

OCC CASH RESERVES
FINANCIAL HIGHLIGHTS

FOR A SHARE OUSTANDING THROUGHOUT EACH YEAR

                                                 INCOME FROM OPERATIONS                       DIVIDENDS AND DISTRIBUTIONS
                                 -------------------------------------------------  ----------------------------------------------
                                                                                    DIVIDENDS TO
                                  NET ASSET                  NET                    SHAREHOLDERS   DISTRIBUTIONS   TOTAL DIVIDENDS
                                    VALUE,      NET        REALIZED       TOTAL       FROM NET    TO SHAREHOLDERS AND DISTRIBUTIONS
                                  BEGINNING  INVESTMENT   GAIN (LOSS)  INCOME FROM   INVESTMENT       FROM NET            TO
                                   OF YEAR     INCOME   ON INVESTMENTS  OPERATIONS     INCOME      REALIZED GAINS    SHAREHOLDERS
                                 ----------  ---------- -------------- -----------  ------------  --------------- ----------------
PRIMARY PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002     $1.00       $0.01         $0.00       $0.01        ($0.01)         $(0.00) +         ($0.01)
               NOVEMBER 30, 2001      1.00        0.04          0.00        0.04         (0.04)              --            (0.04)
               NOVEMBER 30, 2000      1.00        0.06        (0.00) +      0.06         (0.06)          (0.00) +          (0.06)
               NOVEMBER 30, 1999      1.00        0.04          0.00        0.04         (0.04)              --            (0.04)
               NOVEMBER 30, 1998      1.00        0.05          0.00        0.05         (0.05)              --            (0.05)
GOVERNMENT PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002     $1.00       $0.01         $0.00       $0.01        ($0.01)         $(0.00) +         ($0.01)
               NOVEMBER 30, 2001      1.00        0.04          0.00        0.04         (0.04)          (0.00) +          (0.04)
               NOVEMBER 30, 2000      1.00        0.05          0.00        0.05         (0.05)          (0.00) +          (0.05)
               NOVEMBER 30, 1999      1.00        0.04          0.00        0.04         (0.04)              --            (0.04)
               NOVEMBER 30, 1998      1.00        0.05          0.00        0.05         (0.05)              --            (0.05)
GENERAL MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002     $1.00       $0.01       $(0.00) +     $0.01        ($0.01)         $(0.00) +         ($0.01)
               NOVEMBER 30, 2001      1.00        0.02            --        0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 2000      1.00        0.03        (0.00) +      0.03         (0.03)              --            (0.03)
               NOVEMBER 30, 1999      1.00        0.02        (0.00) +      0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 1998      1.00        0.03        (0.00) +      0.03         (0.03)              --            (0.03)
CALIFORNIA MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002     $1.00       $0.01         $0.00       $0.01        ($0.01)         $(0.00) +         ($0.01)
               NOVEMBER 30, 2001      1.00        0.02            --        0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 2000      1.00        0.03            --        0.03         (0.03)              --            (0.03)
               NOVEMBER 30, 1999      1.00        0.02            --        0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 1998      1.00        0.02            --        0.02         (0.02)              --            (0.02)
NEW YORK MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002     $1.00       $0.01         $0.00       $0.00        ($0.01)         $(0.00) +         ($0.01)
               NOVEMBER 30, 2001      1.00        0.02          0.00        0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 2000      1.00        0.03          0.00        0.03         (0.03)              --            (0.03)
               NOVEMBER 30, 1999      1.00        0.02          0.00        0.02         (0.02)              --            (0.02)
               NOVEMBER 30, 1998      1.00        0.03            --        0.03         (0.03)              --            (0.03)

                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS
                                    CAPITAL                                        ------------------------
                                  CONTRIBUTION  NET ASSET             NET ASSETS,
                                       OF        VALUE,                 END OF                      NET
                                   INVESTMENT    END OF       TOTAL      YEAR                    INVESTMENT
                                     ADVISER      YEAR     RETURN (1) (MILLIONS)   EXPENSES (2)    INCOME
                                  ------------  ---------  ---------  ----------   ------------  ----------
PRIMARY PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002    $0.00  +      $1.00       1.18%        $9.9       0.81%        1.20%
               NOVEMBER 30, 2001       --          1.00       3.93%     3,039.5       0.81%        3.84%
               NOVEMBER 30, 2000       --          1.00       5.64%     2,612.9       0.82%        5.49%
               NOVEMBER 30, 1999       --          1.00       4.41%     2,463.3       0.82%        4.32%
               NOVEMBER 30, 1998       --          1.00       4.90%     2,572.4       0.83%        4.78%
GOVERNMENT PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002    $0.00  +      $1.00       0.93%        $0.7       0.97%        0.95%
               NOVEMBER 30, 2001       --          1.00       3.61%       107.4       0.96%        3.48%
               NOVEMBER 30, 2000       --          1.00       5.34%        72.8       0.99%        5.21%
               NOVEMBER 30, 1999       --          1.00       4.17%        84.0       0.95%        4.09%
               NOVEMBER 30, 1998       --          1.00       4.63%       112.1       0.98% (3)    4.53% (3)
GENERAL MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002    $0.00  +      $1.00       0.64%        $0.1       0.75% (4)    0.65% (4)
               NOVEMBER 30, 2001       --          1.00       2.05%       109.3       0.94%        2.07%
               NOVEMBER 30, 2000       --          1.00       3.06%       123.1       0.97%        3.00%
               NOVEMBER 30, 1999       --          1.00       2.29%       120.0       0.93%        2.26%
               NOVEMBER 30, 1998       --          1.00       2.66%       171.8       0.92%        2.62%
CALIFORNIA MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002    $0.00  +      $1.00       0.60%        $0.0       0.75% (5)    0.59% (5)
               NOVEMBER 30, 2001       --          1.00       1.67%        65.3       0.93%        1.66%
               NOVEMBER 30, 2000       --          1.00       2.58%        75.2       0.94%        2.56%
               NOVEMBER 30, 1999       --          1.00       2.06%        66.5       0.91%        2.03%
               NOVEMBER 30, 1998       --          1.00       2.39%        70.4       0.95%        2.36%
NEW YORK MUNICIPAL PORTFOLIO:
   YEAR ENDED: NOVEMBER 30, 2002    $0.00  +      $1.00       0.68%        $9.0       0.64% (6)    0.68% (6)
               NOVEMBER 30, 2001       --          1.00       1.80%        68.6       1.01% (6)    1.74% (6)
               NOVEMBER 30, 2000       --          1.00       2.94%        58.6       1.01% (6)    2.89% (6)
               NOVEMBER 30, 1999       --          1.00       2.16%        55.3       0.96%        2.11%
               NOVEMBER 30, 1998       --          1.00       2.50%        84.1       0.98%        2.46%

+    LESS THAN $0.005 PER SHARE.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.

(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1F IN NOTES TO FINANCIAL STATEMENTS).

(3) DURING THE FISCAL YEAR INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY.

(4) DURING THE FISCAL YEAR INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.94% AND 0.46%, RESPECTIVELY.

(5) DURING THE FISCAL YEAR INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.95% AND 0.39%, RESPECTIVELY.

(6) DURING THE YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIO OF NET EXPENSES TO AVERAGE NET ASSETS AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.02% AND 0.30%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2002, 1.04% AND 1.70%, RESPECTIVELY, FOR THE YEAR ENDED
NOVEMBER 30, 2001, AND 1.03% AND 2.86%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of OCC Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Primary Portfolio, Government Portfolio, General Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio (constituting OCC Cash Reserves, Inc., hereafter referred to as the "Fund") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

As more fully described in Note 5, each portfolio of the Fund was liquidated on December 23, 2002.

PricewaterhouseCoopers LLP
New York, New York
January 17, 2003

SPECIAL MEETING OF SHAREHOLDERS - DECEMBER 20, 2002
(UNAUDITED)

The Fund held a special meeting of shareholders on December 20, 2002 to vote on an approval of a Plan of Liquidation and Dissolution pursuant to which the Portfolios' assets will be liquidated, known liabilities satisfied and remaining proceeds distributed to shareholders.

The resulting vote count is indicted below:

                       AFFIRMATIVE     AGAINST     ABSTAIN
                       -----------     -------     -------
Primary                  5,096,937           -      17,328
Government                 627,571           -           -
General                     50,000           -           -
California                  20,000           -           -
New York                 4,814,464      27,366      53,497

                                OCC CASH RESERVES
                               BOARD OF DIRECTORS

STEPHEN TREADWAY, DIRECTOR, CHAIRMAN OF THE BOARD, & PRESIDENT*
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 55
DIRECTOR SINCE: 2001
TRUSTEE/DIRECTOR OF 50 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Managing Director, Allianz Dresdner Asset Management of America L.P.; Managing Director and Chief Executive Officer, PIMCO Advisors Fund Management LLC; Managing Director and Chief Executive Officer, PIMCO Advisors Distributors LLC; Trustee, Chairman, PIMCO Funds: Multi-Manager Series; Chairman, Fixed Income SHares; Trustee, Chairman and President, OCC Accumulation Trust; Chairman, Chairman of the Board and Trustee, PIMCO Corporate Income Fund, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II; Chairman, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund III, PIMCO Corporate Opportunity Fund; Formerly, Executive Vice President, Smith Barney Inc.

* "Interested person" as defined in the 1940 Act because of relationship with OpCap Advisors, the Portfolio's Investment Adviser.

V. LEE BARNES, DIRECTOR
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 65
DIRECTOR SINCE: 2000
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF NO FUNDS OUTSIDE OF FUND COMPLEX

Principal, Glenville Associates, management consultants to the insurance industry; Director of NetLearning Services Corporation; Director of Davis International Banking Consultants; Trustee of OCC Accumulation Trust, an open-end investment company; previously, consultant and acting Executive Vice President of Smyth, Sanford & Gerard Professional Liability L.L.C., an insurance underwriting agency.

PAUL Y. CLINTON, DIRECTOR
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 72
DIRECTOR SINCE: 1994
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 13 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money market fund and Narragansett Tax-Free Fund, a tax-exempt bond fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Value Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Convertible Securities Fund, Oppenheimer Mid Cap Fund, Trustee of OCC Accumulation Trust, each of which is an open-end investment company. Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; Vice President of W.R. Grace & Co.

THOMAS W. COURTNEY, DIRECTOR
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
Age: 69
DIRECTOR SINCE: 1994
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 15 FUNDS OUTSIDE OF FUND COMPLEX

Principal of Courtney Associates, Inc., a venture capital firm, former General Partner of Trivest Venture Fund, a private venture capital fund; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Inc., Oppenheimer Quest Balanced Fund, Inc., Rochester Fund Municipals, Rochester Portfolio Series Limited Term New York Municipals and Bond Fund Series, Oppenheimer Mid Cap Fund, Oppenheimer Convertible Securities Fund, Trustee of OCC Accumulation Trust, each of which is an open-end investment company; Formerly: President of Federated Investment Counseling, Inc., President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax-Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; Director of Financial Analysts Federation.

LACY B. HERRMANN, DIRECTOR
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE: 73
DIRECTOR SINCE: 1994
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 24 FUNDS OUTSIDE OF FUND COMPLEX

Chairman and Chief Executive Officer of Aquila Management Corporation, the sponsoring organization and manager, administrator and/or Sub-Advisor to a group of the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila Cascadia Equity Fund, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narrangansett Insured Tax-Free Income Fund, Tax-Free Fund for Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund for Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund. Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of each of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT'), and an Officer and Trustee/Director of its predecessors. President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT. Chairman, President and a Director of InCap Management Corporation, formerly, sub-adviser and administrator of Prime Cash Fund and Short-term Asset Reserves; Director of Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Capital Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Balanced Fund, and Trustee of OCC Accumulation Trust, each of which is an open-end investment company; Trustee Emeritus of Brown University since 1996; Trustee of Hopkins School since 1993.

THEODORE T. MASON, DIRECTOR
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105
AGE:67
DIRECTOR SINCE: 2000
TRUSTEE/DIRECTOR OF 13 FUNDS IN FUND COMPLEX
TRUSTEE/DIRECTOR OF 8 FUNDS OUTSIDE OF FUND COMPLEX

Executive Director of Louisiana Power Partners, LLC since 1999 and of East Wind Power Partners Ltd. since 1994; President of the Alumni Association of SUNY Maritime College (First Vice President, 2001; Second Vice President, 1998-2000) and Director of the same organization since 1997; Vice Chairman of the Board of Trustees of Capital Cash Management Trust since 1981, Trustee and Vice President, 1976-1981, and formerly Director of its predecessor; Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (is inactive) since 1982; Trustee of Short-Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1985 (inactive), of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Asset Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Trustee of OCC Accumulation Trust, Inc. since 2000; Director of The Maritime Industry Museum at Fort Schuyler; Trustee of the Maritime College at Fort Schuyler Foundation, Inc. since 2000; Director of Navy League of the New York Council, 2002; Former National Officer of the Navy Reserve Association and Commanding officer of four Naval Reserve units, Captain, USNR (Ret).

                                OCC CASH RESERVES
                           1345 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10105

DIRECTORS AND PRINCIPAL OFFICERS
Stephen J. Treadway                  Director, Chairman of the Board & President
V. Lee Barnes                        Director
Paul Y. Clinton                      Director
Thomas W. Courtney                   Director
Lacy B. Herrmann                     Director
Theodore T. Mason                    Director
William P. McDaniel                  Executive Vice President
Brian S. Shlissel                    Executive Vice President & Treasurer
Matthew Greenwald                    Vice President
Benjamin D. Gutstein                 Vice President
Lawrence G. Altadonna                Assistant Treasurer

INVESTMENT ADVISER
OpCap Advisors LLC
1345 Avenue of the Americas
New York, NY 10105

DISTRIBUTOR
OCC Distributors LLC
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN AND TRANSFER AGENT AND SERVICING AGENT
State Street Corp.
P.O. Box 1978
Boston, MA 02105

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.